Note 13 - Leases	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note
13
- Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of
1
to
9
years, some of which include options to extend the leases for up to
3
years.

The components of operating lease expense were as follows:

Year Ended	January 31, 2020
Operating lease cost	4,902
Short-term lease cost	866
Total operating lease cost	5,768

Supplemental cash flow information related to operating leases was as follows:

Year Ended	January 31, 2020
Operating cash outflows from operating leases included in measurement of lease liabilities	4,150
Increase in ROU asset from non-cash activities, including lease modifications and new leases	6,439

Supplemental information related to operating leases was as follows:

January 31, 2020
Weighted average remaining lease term (years)	4.3
Weighted average discount rate (%)	2.8

Maturities of operating lease liabilities were as follows as of
January 31, 2020:

Years Ended January 31,	Operating Leases
2021	4,343
2022	3,283
2023	2,508
2024	1,924
2025	1,252
2026 and thereafter	1,049
Total lease payments	14,359
Less: imputed interest	(954)
Total lease obligations	13,405
Current	3,928
Long-term	9,477

Disclosures Related to Periods Prior to Adoption of New Lease Standard
As of
January 31, 2019,
future minimum lease payment obligations under non-cancelable operating and capital lease obligations were as follows:

Years Ended January 31,	Operating Leases	Capital Leases	Total
2020	4,627	51	4,678
2021	3,046	2	3,048
2022	1,979	–	1,979
2023	1,470	–	1,470
2024	1,038	–	1,038
2025	737	–	737
2026	733	–	733
2027	271	–	271
	13,901	53	13,954

For the years ended
January 31, 2019
and
2018,
rental expense from operating leases was
$5.2
million and
$5.1
million, respectively.